Note 9 - Premises and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Note 9 - Premises and Equipment (Details) [Line Items]
Depreciation	$ 182,000	$ 167,000
Office Facilities and Equipment [Member]
Note 9 - Premises and Equipment (Details) [Line Items]
Operating Leases, Rent Expense, Net	$ 110,000	$ 119,000